SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Property and Equipment Estimated Useful Lives of Assets
Category	Estimated Useful Life

Office equipment	5 years
Motor vehicles	5 years
Leasehold improvement	shorter of lease term or economic lives
Buildings	12 -38 years

Assets Measeured Fair Value on a Recurring Basis
	Fair Value Measurement as of December 31, 2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2014
	US$	US$	US$	US$

Available-for-sale securities	59,035			59,035

	Fair Value Measurement as of December 31, 2015
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2015
	US$	US$	US$	US$

Available-for-sale securities	56,027			56,027

Schedule of future minimum sublease rental incomes
US$

2016	40,889
2017	2,106
2018	906
2019	263
2020 and thereafter	164

44,328